Provisions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($)
Disclosure Of Other Provisions [Line Items]
Cost to restore leasehold property liability	$ 3,352,000	$ 2,515,000
Average term leases	7 years
Average remaining length of contracts	4 years
Liabilities from share-based payment transactions	$ 23,704,000	13,462,000	$ 5,142,000
Transfer to trade and other payables		2,182,000
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Liabilities from share-based payment transactions	7,979,000	10,947,000	$ 2,977,000
Transfer to trade and other payables	$ 5,729,000	$ 2,182,000
Provision Fully Utilized
Disclosure Of Other Provisions [Line Items]
Weighted average remaining contracted life of options outstanding | yr	9.79	9.54